Long-term debt (Details 2) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended						1 Months Ended		1 Months Ended			12 Months Ended
	Aug. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 0.950% Senior Notes due in 2015	Jun. 30, 2012 1.500% Senior Notes due in 2017	Jun. 30, 2012 2.600% Senior Notes due 2022	May 31, 2011 Floating Rate Senior Notes due in 2013	May 31, 2011 1.375% Senior Notes due in 2014	May 24, 2011 1.375% Senior Notes due in 2014	May 31, 2011 3.90% Senior Notes due in 2021	May 24, 2011 3.90% Senior Notes due in 2021	May 31, 2011 5.20% Senior Notes due in 2041	May 24, 2011 5.20% Senior Notes due in 2041	Dec. 31, 2013 Machinery and Power Systems	Dec. 31, 2013 Financial Products
Long-term Debt
Notes					$ 500	$ 500	$ 500	$ 750	$ 750		$ 1,250		$ 1,250
Debt instrument, interest rate (as a percent)					0.95%	1.50%	2.60%			1.375%		3.90%		5.20%
Debt exchange new debentures amount	1,720	1,722
Debt exchange new debentures interest rate (as a percent)	3.803%	3.803%
Debt exchange cash paid	179	179
Debt exchange original debentures amount	1,330	1,325
Medium-term notes, weighted-average interest rate (as a percent)																2.80%
Medium-term notes, maximum remaining maturity (in years)																12 years
2014		7,352													760	6,592
2015		6,960													514	6,446
2016		5,334													538	4,796
2017		3,254													507	2,747
2018		3,256													906	2,350
Interest paid on short-term and long-term borrowings		$ 1,141	$ 1,404	$ 1,208
Basis for variable interest rate								Three-month USD LIBOR
Additional average spread over LIBOR (as a percent)								0.17%